Note Investment Securities Held-to-maturity (Aggregate Amortized Cost and Fair Value of HTMS by Contractual Maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016 [2]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 93,821	[1]	$ 98,101
Investment securities held-to-maturity, fair value	84,303	[1]	$ 75,576
Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	3,795
Investment securities held-to-maturity, fair value	3,709
After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	15,985
Investment securities held-to-maturity, fair value	11,842
After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	29,307
Investment securities held-to-maturity, fair value	20,406
After 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	44,734
Investment securities held-to-maturity, fair value	$ 48,346

[1]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[2]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.